LEASES - Total undiscounted lease liability maturities (Details) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 62.8
2022
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	21.7
2023-2026
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	30.1
2027+
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 11.0